Annual Operating Expenses - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2023
Fidelity Advisor Diversified Stock Fund - Class A
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.14%	[1]
Total annual operating expenses	0.79%
Fidelity Advisor Diversified Stock Fund - Class C
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.23%	[1]
Total annual operating expenses	1.63%
Fidelity Advisor Diversified Stock Fund - Class M
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.12%
Fidelity Advisor Diversified Stock Fund - Class I
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.59%
Fidelity Advisor Diversified Stock Fund - Class Z
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.48%

[1]	AAdjusted to reflect current fees.